Lease (Details) - Schedule of future minimum rent payable under non-cancelable operating leases - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of future minimum rent payable under non-cancelable operating leases [Abstract]
2022	$ 51,291
2023	102,582
Thereafter
Total lease payments	153,873
Less: imputed interest	(7,063)
Present value of lease liabilities	$ 146,810	$ 203,182